SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of intangible assets	$ 0	$ 0